Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Changes in deferred tax assets and liabilities [line items]
Opening balance	$ 483.7	₨ 36,600.7	₨ (20,193.2)	₨ 32,415.3
Adjustment of initial application of IFRS 16	3.9	292.3	84.5
Adjusted Opening Balance	487.6	36,893.0	(20,108.7)
Recognized in profit or loss	202.0	15,286.1	47,677.2	(4,649.7)
Recognized in/reclassified from other comprehensive income	(224.4)	(16,981.4)	9,020.2	(47,747.2)
MAT Credit Utilized	(0.5)	(37.8)	(15.8)
Reversal of items classified as held for Sale in earlier year			85.3
Divestment of subsidiary company			(57.5)
Closing balance	464.7	35,159.9	36,600.7	(20,193.2)
Deferred tax assets	721.3		51,511.1	41,064.6	₨ 54,578.6
Deferred tax liabilities	$ (256.7)		(14,910.4)	(61,257.8)	₨ (19,418.7)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries		462.1	3,608.2	4,088.5
Classified as held for sale				(211.6)
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		15,717.8	16,852.0	14,335.3
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		15,717.8	16,852.0
Recognized in profit or loss		(2,740.9)	(1,142.6)	2,221.9
Recognized in/reclassified from other comprehensive income		(9.7)	(119.7)	453.5
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			56.0
Divestment of subsidiary company			72.1
Closing balance		12,967.2	15,717.8	16,852.0
Classified as held for sale				(158.7)
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		107,509.5	121,838.5	104,848.9
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		107,509.5	121,838.5
Recognized in profit or loss		11,557.4	(12,420.5)	5,305.1
Recognized in/reclassified from other comprehensive income		2,868.9	(1,881.1)	11,657.1
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			(27.4)
Divestment of subsidiary company			0.0
Closing balance		121,935.8	107,509.5	121,838.5
Classified as held for sale				27.4
Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		16,892.2	19,397.2	13,376.3
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		16,892.2	19,397.2
Recognized in profit or loss		(1,317.6)	(2,330.4)	5,081.6
Recognized in/reclassified from other comprehensive income		307.1	(174.6)	939.3
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			0.0
Divestment of subsidiary company			0.0
Closing balance		15,881.7	16,892.2	19,397.2
Classified as held for sale				0.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		169.5	169.5	169.5
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		169.5	169.5
Recognized in profit or loss		0.0	0.0	0.0
Recognized in/reclassified from other comprehensive income		0.0	0.0	0.0
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			0.0
Divestment of subsidiary company			0.0
Closing balance		169.5	169.5	169.5
Classified as held for sale				0.0
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance			0.0	231.2
Recognized in profit or loss				(611.5)
Recognized in/reclassified from other comprehensive income				380.3
Closing balance				0.0
Classified as held for sale				0.0
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		1,151.0	136.6	446.9
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		1,151.0	136.6
Recognized in profit or loss		334.3	717.4	(81.2)
Recognized in/reclassified from other comprehensive income		580.5	176.1	(132.9)
MAT Credit Utilized		0.0
Reversal of items classified as held for Sale in earlier year			120.9
Closing balance		2,065.8	1,151.0	136.6
Classified as held for sale				(96.2)
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		141,440.0	158,393.8	133,408.1
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		141,440.0	158,393.8
Recognized in profit or loss		7,833.2	(15,176.1)	11,915.9
Recognized in/reclassified from other comprehensive income		3,746.8	(1,999.3)	13,297.3
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			149.5
Divestment of subsidiary company			72.1
Closing balance		153,020.0	141,440.0	158,393.8
Classified as held for sale				(227.5)
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		21,942.5	21,955.1	19,921.0
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		21,942.5	21,955.1
Recognized in profit or loss		(76.6)	(161.2)	2,150.3
Recognized in/reclassified from other comprehensive income		1.6	(0.1)	15.8
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			24.3
Divestment of subsidiary company			124.4
Closing balance		21,867.5	21,942.5	21,955.1
Classified as held for sale				(132.1)
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		22,842.1	42,737.4	27,509.3
Adjustment of initial application of IFRS 16		0.0	84.5
Adjusted Opening Balance		22,842.1	42,821.9
Recognized in profit or loss		7,779.8	(19,255.9)	11,944.0
Recognized in/reclassified from other comprehensive income		304.8	(723.9)	3,284.1
MAT Credit Utilized		0.0	0.0
Closing balance		30,926.7	22,842.1	42,737.4
Classified as held for sale				0.0
Expenses deductible - provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		34,172.9	30,213.9	26,824.2
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		34,172.9	30,213.9
Recognized in profit or loss		8,912.1	3,911.1	2,191.5
Recognized in/reclassified from other comprehensive income		1,128.1	2.2	1,233.1
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			21.2
Divestment of subsidiary company			24.5
Closing balance		44,213.1	34,172.9	30,213.9
Classified as held for sale				(34.9)
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		12,462.9	8,426.3	21,729.6
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		12,462.9	8,426.3
Recognized in profit or loss		(2,807.1)	32.7	(7,224.7)
Recognized in/reclassified from other comprehensive income		(13,833.1)	3,858.5	(5,941.6)
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			132.4
Divestment of subsidiary company			13.0
Closing balance		(4,177.3)	12,462.9	8,426.3
Classified as held for sale				(137.0)
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		1,066.2	381.9	749.2
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		1,066.2	381.9
Recognized in profit or loss		(356.9)	817.8	(329.5)
Recognized in/reclassified from other comprehensive income		0.0		0.0
MAT Credit Utilized		(37.8)	(15.8)
Reversal of items classified as held for Sale in earlier year			37.8
Divestment of subsidiary company			(155.5)
Closing balance		671.5	1,066.2	381.9
Classified as held for sale				(37.8)
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		49,293.6	926.5	1,119.0
Adjustment of initial application of IFRS 16		292.3	0.0
Adjusted Opening Balance		49,585.9	926.5
Recognized in profit or loss		8,131.4	48,258.9	(308.3)
Recognized in/reclassified from other comprehensive income		1,700.2	108.2	115.8
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			0.0
Divestment of subsidiary company			0.0
Closing balance		59,417.5	49,293.6	926.5
Classified as held for sale				0.0
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		12,253.1	7,552.4	44,289.4
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		12,253.1	7,552.4
Recognized in profit or loss		(1,311.7)	1,022.1	(465.4)
Recognized in/reclassified from other comprehensive income		(3,184.8)	3,674.7	(36,267.6)
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			3.9
Divestment of subsidiary company			0.0
Closing balance		7,756.6	12,253.1	7,552.4
Classified as held for sale				(3.9)
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		11,418.7	15,079.2	15,696.4
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		11,418.7	15,079.2
Recognized in profit or loss		498.6	(3,811.5)	(3,038.2)
Recognized in/reclassified from other comprehensive income		249.9	151.0	2,421.0
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			0.0
Divestment of subsidiary company			0.0
Closing balance		12,167.2	11,418.7	15,079.2
Classified as held for sale				0.0
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		12,588.7	10,927.9	7,985.3
Adjustment of initial application of IFRS 16		0.0	0.0
Adjusted Opening Balance		12,588.7	10,927.9
Recognized in profit or loss		2,349.7	1,687.1	2,346.5
Recognized in/reclassified from other comprehensive income		398.7	(49.7)	689.5
MAT Credit Utilized		0.0	0.0
Reversal of items classified as held for Sale in earlier year			15.2
Divestment of subsidiary company			8.2
Closing balance		15,337.1	12,588.7	10,927.9
Classified as held for sale				(93.4)
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance		178,040.7	138,200.6	165,823.4
Adjustment of initial application of IFRS 16		292.3	84.5
Adjusted Opening Balance		178,333.0	138,285.1
Recognized in profit or loss		23,119.3	32,501.1	7,266.2
Recognized in/reclassified from other comprehensive income		(13,234.6)	7,020.9	(34,449.9)
MAT Credit Utilized		(37.8)	(15.8)
Reversal of items classified as held for Sale in earlier year			234.8
Divestment of subsidiary company			14.6
Closing balance		₨ 188,179.9	₨ 178,040.7	138,200.6
Classified as held for sale				₨ (439.1)